ASSETS AND LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Assets And Liabilities Tables
Schedule of Inventory
	September 30,	December 31,
	2016	2015
Raw materials and supplies	$99,492	$77,649
Work in process	-	90,540
Finished goods	297,280	86,254
Total	$396,772	$254,443

	December 31,
	2015	2014
Raw materials and supplies	$77,649	$191,186
Work in process	90,540	-
Finished goods	86,254	74,773
Total	$254,443	$265,959

Schedule of Property and Equipment
	December 31,
	2015	2014
Computer equipment	$5,254	$5,254
Office furniture and fixtures	33,376	33,376
Production equipment	276,479	266,939
Software	338,976	338,976
Total cost	654,085	644,545
Less accumulated depreciation	618,984	590,034
Property and equipment, net	$35,101	$54,511

Schedule of Intangible Assets

	September 30, 2016
	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$1,032,076	$(154,489)	$877,587	5 - 15
Customer Contracts	611,119	(173,150)	437,969	10
Sensum+(R) License (from CRI)	234,545	(78,145)	156,400	10
Vesele(R) trademark	25,287	(6,257)	19,030	8
Novalere Mfg. Contract	4,681,000	(770,415)	3,910,585	10
Total	$6,584,027	$(1,182,456)	$5,401,571

	December 31, 2015
	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$(57,593)	$360,004	7 - 15
Customer Contracts	611,119	(127,316)	483,803	10
Sensum+(R) License (from CRI)	234,545	(60,554)	173,991	10
Vesele(R) trademark	25,287	(3,886)	21,401	8
Novalere Mfg. Contract	4,681,000	(419,340)	4,261,660	10
Total	$5,969,548	$(668,689)	$5,300,859

December 31, 2015

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$417,597	$57,593	$360,004	7 - 15
Customer Contracts	611,119	127,316	483,803	10
Sensum+® License (from CRI)	234,545	60,554	173,991	10
Vesele® trademark	25,287	3,886	21,401	8
Novalere Mfg. Contract	4,681,000	419,340	4,261,660	10
Total	$5,969,548	$(668,689)	$5,300,859

December 31, 2014

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)

Patent & Trademarks	$264,321	$(23,671)	$240,650	7 - 14
Customer Contracts	611,119	(62,262)	548,857	10
Sensum+® license (from CRI)	272,545	(31,250)	241,295	10
Vesele® trademark	25,287	(717)	24,570	8
Total	$1,173,272	$(117,900)	$1,055,372

Schedule of Goodwill
December 31, 2015

Beginning balance December 31, 2013	$421,372
Purchase price adjustment for acquisition of Semprae Laboratories, Inc. in 2013	7,853
Ending Balance December 31, 2014	429,225
Acquisition of Novalere (see Note 3)	120,143
Release of valuation allowance in connection with acquisition of Novalere (see Note 10)	759,428
Impairment of valuation allowance in connection with acquisition of Novalere (see Note 10)	(759,428)
Ending Balance December 31, 2015	$549,368

Schedule of future amortization expense for intangible assets
Remainder of 2016	$178,000
2017	712,000
2018	712,000
2019	712,000
2020	712,000
2021	609,000
Thereafter	1,767,000
$5,402,000

Prepaid expenses and other current assets
	September 30,	December 31,
	2016	2015
Prepaid insurance	$97,237	$27,816
Prepaid inventory	127,000	-
Merchant net settlement reserve receivable	228,855	-
Prepaid consulting and other expenses	50,580	25,462
Prepaid consulting and other service stock-based compensation expenses (see Note 8)	675,540	-
Total	$1,179,212	$53,278

Accounts payable and accrued expenses consist of the following:
	September 30,	December 31,
	2016	2015
Accounts payable	$649,785	$63,826
Accrued credit card balances	55,391	91,037
Accrued royalties	54,956	-
Sales returns and allowances	103,533	-
Accrual for stock to be issued to consultants (see Note 8)	540,000	-
Accrual for amounts due under license agreement (see Note 2)	200,000	-
Accrued other	19,882	640
Total	$1,623,547	$155,503